Expense Example - FidelityEquityMarketNeutralFund-RetailPRO - FidelityEquityMarketNeutralFund-RetailPRO - Fidelity Equity Market Neutral Fund - Fidelity Equity Market Neutral Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 116
3 years	691
5 years	1,359
10 years	$ 3,147